Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 1,620	$ 1,420	$ 1,742
Impairment of the carrying value of the investment	(75)	(515)	(2,507)
Fair value change on forward exchange derivatives	(135)	29	(87)
Profit/(loss) from equity accounted investments, related impairments and expenses	594	(19)	(915)
Dividends received from equity accounted investments	328
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	1,519	1,275
Non-current assets	5,670	5,293
Current liabilities	(774)	(847)
Non-current liabilities	(1,944)	(1,851)
Net assets/(liabilities) - 100%	4,471	3,870
Net assets/(liabilities) - Group share	1,509	1,306
Adjustments to net assets related to accounting policy adjustments	(79)
Carrying amount of investments accounted for using the equity method	1,430	1,306
Revenue - 100%	4,350	5,264	4,822
Profit/(loss) from Continuing operations - 100%	1,571	2,133	1,847
Share of profit/(loss) of equity accounted investments	530	720	623
Adjustments to share of profit/(loss) related to accounting policy adjustments	(79)
Profit/(loss) from equity accounted investments, related impairments and expenses	451	720	623
Comprehensive income/(loss) - 100%	1,571	2,133	1,847
Share of comprehensive income/(loss) - Group share in equity accounted investments	451	720	623
Dividends received from equity accounted investments	327	776	714
Carbonesdel Cerrejon Limited Liability Corporation [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Revenue - 100%			844
Profit/(loss) from Continuing operations - 100%			(43)
Share of profit/(loss) of equity accounted investments			(14)
Impairment of the carrying value of the investment			(466)
Profit/(loss) from equity accounted investments, related impairments and expenses			(480)
Comprehensive income/(loss) - 100%			(43)
Share of comprehensive income/(loss) - Group share in equity accounted investments			(480)
Dividends received from equity accounted investments			13
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	190	114
Profit/(loss) from equity accounted investments, related impairments and expenses	(72)	(63)	(68)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(72)	(63)	(68)
Dividends received from equity accounted investments	1	11	10
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	537	499
Non-current assets	5,739	5,717
Current liabilities	(11,167)	(10,830)
Non-current liabilities	(10,614)	(7,873)
Net assets/(liabilities) - 100%	(15,505)	(12,487)
Net assets/(liabilities) - Group share	(7,753)	(6,244)
Adjustments to net assets related to accounting policy adjustments	291	268
Investment in Samarco	516	516
Impairment of the carrying value of the investment in Samarco	(1,041)	(1,041)
Additional share of Samarco losses	6,034	5,326
Unrecognised losses	1,953	1,175
Revenue - 100%	1,554	1,670	814
Profit/(loss) from Continuing operations - 100%	(3,018)	(528)	(2,202)
Share of profit/(loss) of equity accounted investments	(1,509)	(276)	(1,076)
Adjustments to share of profit/(loss) related to accounting policy adjustments	23
Impairment of the carrying value of the investment			(111)
Additional share of Samarco losses	452	290	85
Fair value change on forward exchange derivatives	471	(81)	136
Unrecognised losses	778	(609)	(24)
Profit/(loss) from equity accounted investments, related impairments and expenses	215	(676)	(990)
Comprehensive income/(loss) - 100%	(3,018)	(528)	(2,202)
Share of comprehensive income/(loss) - Group share in equity accounted investments	215	(676)	(990)
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	1,620	1,420
Profit/(loss) from equity accounted investments, related impairments and expenses	594	(19)	(915)
Share of comprehensive income/(loss) - Group share in equity accounted investments	594	(19)	(915)
Dividends received from equity accounted investments	$ 328	$ 787	$ 737